CCB Fund

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                 August 3, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: CCB FUND (the "Trust")
         CCB Equity Fund
         1933 Act File No. 33-45753
         1940 ACT FILE NO. 811-6561

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated July 31, 2000, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on July 27,2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-4827.

                                          Very truly yours,



                                          /s/ C. Todd Gibson
                                          C. Todd Gibson
                                          Assistant Secretary